Prepaid Expenses (Details Narrative) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021
Research and development	$ 179,000	$ 168,000	$ 1,226,000	$ 1,080,000
Prepaid expenses	183,000		104,000	44,000
GRDG Science LLC [Member] | Related Party [Member]
Prepaid expenses includes prepaid inventory	140,000		60,000
Research and development	$ 43,000	$ 43,000	43,000
Prepaid expenses			$ 104,000	$ 43,000